UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
Saxon Asset Securities Company
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2016 to March 31, 2016
Date of Report (Date of earliest event reported): May 12, 2016
Commission File Number of securitizer:  025-00924
Central Index Key Number of securitizer:  0001014299
Tejal P. Wadhwani, Executive Director, Phone: (212) 762-5609

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1)☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i)☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii)☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:_____________________________
_____________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):__________________________________
Central Index Key Number of underwriter (if applicable):____________________________________

___________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga–1 Representations and Warranties Disclosure
The disclosures required to be filed by Saxon Asset Securities Company (the "Securitizer") by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2) are included as Exhibit 99.1.

Exhibits
99.1 The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2) according to the filing requirements of Rule 15Ga-1(c)(2).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  May 12, 2016

SAXON ASSET SECURITIES COMPANY (SECURITIZER)

By:	/s/ Anish Sheth
Name: Anish Sheth
Title: Director

Exhibit Index

99.1	The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2) according to the filing requirements of Rule 15Ga-1(c)(2).